Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Management fees paid	$ 127,000	$ 97,000	$ 81,500
Directors fees paid	2,000		38,250
Expenses charged for website management	25,000
Extension of loan agreement	April 16, 2017
Office In Barbados [Member]
Rent paid	$ 2,400	$ 2,400	$ 2,400